[logo] PIONEER Investments(R)







                                                 May 4, 2007

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:       Pioneer Series Trust II (the "Trust")
          (File Nos. 333-110037 and 811-21460)
          CIK No. 0001265389

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of (i) Class A, B and C prospectus and Class Y prospectus for Pioneer AmPac Growth Fund, a series of the Trust
(ii) Class A, B and C prospectus and Class Y prospectus for Pioneer Small and Mid Cap Growth Fund, a series of the Trust (iii) Class A, B and C prospectus for Pioneer Growth Leaders Fund, a series of the Trust,
(iv) Class A, B and C prospectus and Class Y prospectus for Pioneer Growth Opportunities Fund, a series of the Trust, (v) Class A, B and C prospectus Pioneer AMT-Free Municipal Fund, a series of the Trust,
(vi) Class A, B and C prospectus for Pioneer AMT-Free CA Municipal Fund, a series of the Trust and (vii) Class A, B and C prospectus for Pioneer
Tax Free Money Market Fund, a series of the Trust, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 14 to the Fund's registration statement on Form N-1A filed electronically (Accession No.0001265389-07-000005) on April 30, 2007.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                                 /s/ Daniel J. Hynes
                                                     Daniel J. Hynes




cc:  Christopher J. Kelley, Esq.
     Christopher P. Harvey, Esq.








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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